Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States. The condensed consolidated financial statements do not include all of the disclosures required in the annual consolidated financial statements, and should be read in conjunction with our annual financial statements for the year ended December 31, 2015 in our recently filed Form 20-F/A.

The nine months ended September 30, 2016 includes out of period corrections of (i) $13.2 million for capitalized borrowing costs resulting in a reduction to ''Interest expense'' (vessel operations segment) in the consolidated statements of income and an increase to ''Asset under development'' (FLNG segment) of $13.2 million in the consolidated balance sheet and (ii) $5.8 million pertaining to the amortization of deferred financing costs, resulting in an increase to ''Other financial items, net'' in the consolidated statements of income and an increase in "Long-term debt" in the consolidated balance sheet. Management believes these out of period corrections are not material to the current period condensed consolidated financial statements or any previously issued financial statements and are not expected to be material to the annual consolidated financial statements for the year ending December 31, 2016.

Use of estimates
Use of estimates
The preparation of financial statements in accordance with the United States Generally Accepted Accounting Principles ("US GAAP") requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Receivables, including loans and accounts receivables, are recorded in the balance sheet at their nominal amount less an allowance for doubtful accounts. We establish reserves for doubtful accounts on a case-by-case basis when it is unlikely that required payments of specific amounts will occur. In establishing these reserves, we consider the financial condition of the customer/borrower as well as specific circumstances related to the receivable such as customer disputes. Receivable amounts determined as being irrecoverable are written off.

As of September 30, 2016, we leased six vessels under finance leases from wholly-owned special purpose vehicles (“lessor SPVs”) of financial institutions in connection with our sale and leaseback transactions. While we do not hold any equity investments in these lessor SPVs, we have determined that we are the primary beneficiary of these entities and accordingly, we are required to consolidate these VIEs into our financial results. The key line items impacted by our consolidation of these VIEs are short-term and long-term debt, restricted cash, short-term receivables, interest expense and assets (liabilities) held-for-sale. In consolidating these lessor VIEs, on a quarterly basis, we must make assumptions regarding (i) the debt amortization profile; (ii) the interest rate to be applied against the VIEs’ debt principal; and (iii) the VIE's application of cash receipts. Our estimates are therefore dependent upon the timeliness of receipt and accuracy of financial information provided by these lessor VIE entities. Upon receipt of the audited annual financial statements of the lessor VIEs, we will make a true-up adjustment for any material differences.

Adoption of new accounting standards, Accounting pronouncements to be adopted
Adoption of new accounting standards

We historically presented deferred debt issuance costs, or fees related to directly issuing debt, as long-term assets on the consolidated balance sheets. During the first quarter of 2016, we adopted guidance codified in ASU 2015-03 “Interest — Imputation of Interest (Subtopic 835-30), Simplifying the Presentation of Debt Issuance Costs”. The guidance simplifies the presentation of debt issuance costs by requiring debt issuance costs to be presented as a deduction from the corresponding liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs is not affected. We adopted the requirements of ASU 2015-03 effective beginning the first quarter ended March 31, 2016 and applied this guidance retrospectively to all prior periods presented in the Company’s financial statements.

The reclassification does not impact net income as previously reported or any prior amounts reported on the Statements of Operations or the Consolidated Statements of Cash Flows.

Accounting pronouncements to be adopted

In March 2016, the FASB issued amendments to ASC 718 changing how entities account for certain aspects of share-based payments to employees. This is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2016. Specifically, the amendments:

•	require entities to recognize the income tax effects of awards in the income statement when the awards vest or are settled;

•	Excess tax benefits should be classified along with other income tax cash flows as an operating activity; and

•	An entity can make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest (as per current GAAP) or account for forfeitures when they occur.

We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In January 2016, the FASB issued amendments to ASC 825, addressing certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2017. Specifically, the amendments:

•
Require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

•
Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value.

•	Eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities.

•
Eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet.

•	Require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•
Require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

•
Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements.

•	Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments. The guidance clarifies how the predominance principle should be applied when cash receipts and cash payments have aspects of more than one class of cash flows. The guidance is effective for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted. A retrospective approach is required unless impracticable to do. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In November 2016, the FASB issued Accounting Standards Update (ASU) 2016-18, Statement of Cash Flows: Restricted Cash, providing specific guidance on the cash flow classification and presentation of changes in restricted cash and restricted cash equivalents. The amendments in ASU 2016-18 require that a statement of cash flows (“SCF”) explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents (collectively “cash”). Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the SCF. The amendments in ASU 2016-18 are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods therein. Early adoption is permitted, including adoption in an interim period. We are assessing what impact the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

In January 2017, the FASB issued ASU 2017-1, Clarifying the Definition of a Business. The amendments in ASU 2017-1 provide guidance on evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The guidance is effective for annual reporting periods beginning after 15 December 2017, including interim reporting periods within those annual reporting periods. We are assessing what impact, if any, the adoption of this guidance will have on our consolidated financial position, results of operations and cash flows.

Any other accounting pronouncements yet to be adopted by us are consistent with those disclosed in our audited consolidated financial statements for the year ended December 31, 2015.